Cash and Interest Bearing Deposits with Banks	12 Months Ended
Oct. 31, 2024
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Cash and Interest Bearing Deposits with Banks
Note 2: Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2024	2023
Cash and deposits with banks (1)	$62,823	$75,528
Cheques and other items in transit, net	2,275	2,406
Total cash and cash equivalents	$65,098	$77,934

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.
Cheques and Other Items in Transit, Net
Cheques and other items in transit are recorded at cost and represent the net position of the uncleared cheques and other items in transit between us and other banks.
Cash Restrictions
We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties totalling $
80 million as at October 31, 2024 ($125 million as at October 31, 2023).
Interest Bearing Deposits with Banks
Deposits with banks are recorded at amortized cost and include acceptances we have purchased that were issued by other banks. Interest income earned on these deposits is recorded on an accrual basis.